ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]
NOTE 5 - ACCRUED EXPENSES

Accrued expenses consist of the following as of December 31, 2016 and 2015:

	2016	2015
Accrued interest	$549,909	$529,015
Other accruals	42,712	25,819
Total	$592,621	$554,834